Write-Downs of Long-Lived Assets	6 Months Ended
Sep. 30, 2017
Write-Downs of Long-Lived Assets
16.	Write-Downs of Long-Lived Assets

The Company and its subsidiaries perform tests for recoverability on long-lived assets classified as held and used for which events or changes in circumstances indicated that the assets might be impaired. The Company and its subsidiaries consider an asset’s carrying amount as not recoverable when such carrying amount exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset. The net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount.

As of March 31, 2017 and September 30, 2017, the long-lived assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	As of March 31, 2017	As of September 30, 2017
Investment in operating leases	¥32,283	¥34,964
Property under facility operations	1,977	0
Other assets	2,508	0

The long-lived assets classified as held for sale as of March 31, 2017 are included in Corporate Financial Services segment, Maintenance Leasing segment, Real Estate segment, Investment and Operation segment and Overseas Business segment. The long-lived assets classified as held for sale as of September 30, 2017 are included in Maintenance Leasing segment, Real Estate segment, Investment and Operation segment and Overseas Business segment.

The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers, based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.

For the six months ended September 30, 2016 and 2017, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥1,409 million and ¥1,472 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Six months ended September 30, 2016		Six months ended September 30, 2017
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Office buildings	¥0	0	¥0	0
Commercial facilities other than office buildings	236	1	977	1
Condominiums	317	1	0	0
Others *	18	—	200	—

Total	¥571	—	¥1,177	—

*	For the “Others,” the number of properties are omitted.

	Six months ended September 30, 2016		Six months ended September 30, 2017
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Office buildings	¥758	3	¥0	0
Commercial facilities other than office buildings	0	0	187	2
Condominiums	69	1	0	0
Others *	11	—	108	—

Total	¥838	—	¥295	—

*	For the “Others,” the number of properties are omitted.

Losses of ¥622 million in Real Estate segment, ¥11 million in Investment and Operation segment and ¥519 million in Overseas Business segment were recorded for the six months ended September 30, 2016. A loss of ¥1,472 million in Real Estate segment was recorded for the six months ended September 30, 2017.

For the three months ended September 30, 2016 and 2017, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥845 million and ¥387 million, respectively, which were reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Three months ended September 30, 2016		Three months ended September 30, 2017
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Office buildings	¥0	0	¥0	0
Commercial facilities other than office buildings	0	0	0	0
Condominiums	0	0	0	0
Others *	18	—	200	—

Total	¥18	—	¥200	—

*	For the “Others,” the number of properties are omitted.

	Three months ended September 30, 2016		Three months ended September 30, 2017
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Office buildings	¥758	3	¥0	0
Commercial facilities other than office buildings	0	0	187	2
Condominiums	69	1	0	0
Others *	0	—	0	—

Total	¥827	—	¥187	—

*	For the “Others,” the number of properties are omitted.

Losses of ¥69 million in Real Estate segment and ¥519 million in Overseas Business segment were recorded for the three months ended September 30, 2016. Losses of ¥387 million in Real Estate segment were recorded for the three months ended September 30, 2017.